DEBENTURES (Tables)	12 Months Ended
Dec. 31, 2015
DEBENTURES [Abstract]
Schedule of Maturities of Debentures
	As of December 31, 2015
	Interest rate	2016	2017	2018	2019
Debentures Series D	8%	$5,781	$--	$--	$--
Debentures Series F	7.8%	797	--	--	--
Jazz's 2014 Notes (as defined in E below)	8%	--	--	45,826	--
		$6,578	$--	$45,826	$--

	As of December 31, 2014
	Interest rate	2015	2016	2017	2018
Debentures Series D	8%	$5,796	$5,796	$--	$-
Debentures Series F	7.8%	58,626	58,626	--	--
Jazz's 2010 Notes (as defined in D below)	8%	45,577	--	--	--
Jazz's 2014 Notes (as defined in E below)	8%	--	--	--	42,889
		$109,999	$64,422	$--	$42,889